(Columbia Overseas Value Fund )
COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund
(the "Fund")

Supplement dated March 15, 2013 to
the Fund's prospectus dated February 28, 2013

The Fund's prospectus offering Class B and K shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Overseas Value Fund )		Class B Shares	Class K Shares
Management fees		0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		1.00%	none
Other expenses	[1]	0.46%	0.51%
Total annual Fund operating expenses		2.33%	1.38%
Fee waivers and/or reimbursements	[2]	(0.17%)	(0.12%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		2.16%	1.26%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 2.16% for Class B and 1.26% for Class K.

Expense Example (Columbia Overseas Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	719	1,011	1,430	2,465
Class K Shares	128	425	744	1,647

Expense Example, No Redemption (Columbia Overseas Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	219	711	1,230	2,465